Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	1 Months Ended
Jul. 31, 2019 USD ($)
Statement Of Stockholders Equity [Abstract]
Repurchase of outstanding non-controlling interests through issuance of ordinary shares	$ 44,118